FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges had on accumulated other comprehensive income and net income during the three months ended March 31, 2019 and 2018 (in millions):

		Recognized in Net Income
For the Three Months Ended March 31,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2019
Foreign exchange contracts	$(23)	Net sales	$(5)
Foreign exchange contracts	(28)	Cost of goods sold	(11)
Foreign exchange contracts	(11)	Other, Net	(11)
Interest rate contracts	(9)	Interest expense	(1)
Total	$(71)		$(28)
2018
Foreign currency contracts	$2	Net sales	$—
Foreign currency contracts	18	Cost of goods sold	12
Foreign currency contracts	8	Other, Net	5
Interest rate contracts	3	Interest expense	(1)
Total	$31		$16
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three months ended March 31, 2019 and 2018 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended March 31,
	2019	2018
	(in millions)
Cash flow hedges	$5	$—	Net sales
	11	(12)	Cost of goods sold
	11	(5)	Other, net
	1	1	Interest expense
	(4)	—	Income taxes
	$24	$(16)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$17	$21	*
Amortization of prior service cost	(30)	(1)	*
	82	5	Income taxes
	$69	$25
Total reclassifications, net of tax	$93	$9
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.

Summary of Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings
The following table summarizes the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions):

		For the three months ended
	Classification of Gain	March 31, 2019	March 31, 2018
Fair Value Hedges
Interest rate derivatives	Interest expense	$11	$(7)

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(24)	$20
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the three months ended March 31, 2019 and 2018:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2018	$(23)	$1	$(22)
Net changes in fair value of derivatives	(71)	20	(51)
Net losses reclassified from accumulated other comprehensive income into income	28	(4)	24
Accumulated derivative net losses as of March 31, 2019	$(66)	$17	$(49)

Summary of Fair Value of Derivatives
The fair values of CNH Industrial’s derivatives as of March 31, 2019 and December 31, 2018 in the condensed consolidated balance sheets are recorded as follows:

	Derivative Assets		Derivative Assets
	March 31, 2019		December 31, 2018
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Derivative assets	$33	Derivative assets	$21
Foreign currency contracts	Derivative assets	37	Derivative assets	52
Total derivatives designated as hedging instruments		$70		$73
Derivatives not designated as hedging instruments
Interest rate contracts	Derivative assets	$—	Derivative assets	$1
Foreign currency contracts	Derivative assets	38	Derivative assets	24
Total derivatives not designated as hedging instruments		$38		$25
Total derivatives		$108		$98

	Derivative Liabilities		Derivative Liabilities
	March 31, 2019		December 31, 2018
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments
Interest rate contracts	Derivative liabilities	$34	Derivative liabilities	$29
Foreign currency contracts	Derivative liabilities	84	Derivative liabilities	41
Total derivatives designated as hedging instruments		$118		$70
Derivatives not designated as hedging instruments
Interest rate contracts	Derivative liabilities	$—	Derivative liabilities	$—
Foreign currency contracts	Derivative liabilities	10	Derivative liabilities	38
Total derivatives not designated as hedging instruments		$10		$38
Total derivatives		$128		$108

Summary of Fair Value Hierarchy Levels
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2019 and December 31, 2018:

	Level 1		Level 2		Total
	March 31, 2019	December 31, 2018	March 31, 2019	December 31, 2018	March 31, 2019	December 31, 2018
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$75	$76	$75	$76
Interest rate derivatives	—	—	33	22	33	22
Investments	1	1	—	—	1	1
Total Assets	$1	$1	$108	$98	$109	$99
Liabilities
Foreign exchange derivatives	$—	$—	$(94)	$(79)	$(94)	$(79)
Interest rate derivatives	—	—	(34)	(29)	(34)	(29)
Total Liabilities	$—	$—	$(128)	$(108)	$(128)	$(108)

Summary of Estimated Fair Market Values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of March 31, 2019 and December 31, 2018 are as follows:

	March 31, 2019		December 31, 2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$19,062	$18,879	$19,167	$19,017
Debt	$23,807	$24,028	$24,445	$24,481